UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Bond Fund (Institutional and Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Rating as of June 30, 2015

Rating	Percentage of Fund Investments
A1	0.52%
A2	2.67
A3	6.22
Aaa	30.30
B1	5.84
B2	6.27
B3	2.28
Ba1	7.00
Ba2	4.39
Ba3	2.93
Baa1	0.96
Baa2	7.65
Baa3	7.27
CCC, CC, C	3.93
Equities	2.88
Not Rated	1.45
Short Term Investments	7.44
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/01/15)	(6/30/15)	(1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$981.20	$0.89*

Hypothetical (5% return before expenses)	$1,000.00	$1,005.66	$2.71*

Initial Class
Actual	$1,000.00	$989.00	$4.48**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.55**

* Expenses are equal to the Fund’s annualized expense ratio of 0.55% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015.

** Expenses are equal to the Fund’s annualized expense ratio of 0.90% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 0.26%
$230,283	Community Program Loan Trust
	Series 1987-A, Class A5
	4.50%, 04/01/2029	$	232,244
1,387,238	Ford Auto Securitization Trust(b)
	Series 2014-R2A, Class A2
	CAD, 1.59%, 12/15/2017		1,112,978
200,000	GS Mortgage Securities Trust(c)
	Series 2007-GG10, Class AM
	5.79%, 08/10/2045		203,701
688,833	Institutional Mortgage Securities Canada Inc(b)
	Series 2014-5A, Class A1
	CAD, 2.00%, 07/12/2047		556,675

TOTAL ASSET-BACKED SECURITIES — 0.26% (Cost $2,280,496)		$	2,105,598

CORPORATE BONDS AND NOTES
Basic Materials — 5.81%
	Alcoa Inc
140,000	5.87%, 02/23/2022		150,500
8,335,000	5.90%, 02/01/2027		8,814,262
255,000	6.75%, 01/15/2028		283,687
	ArcelorMittal
935,000	6.13%, 06/01/2018		995,775
80,000	6.25%, 03/01/2021		83,800
895,000	7.75%, 10/15/2039		890,525
3,625,000	7.50%, 03/01/2041		3,552,500
3,565,000	Barminco Finance Property Ltd(b)(d)
	9.00%, 06/01/2018		3,333,275
	Barrick Gold Corp
520,000	5.80%, 11/15/2034		495,285
3,485,000	5.25%, 04/01/2042		3,120,263
2,825,000	Barrick North America Finance LLC
	5.75%, 05/01/2043		2,717,416
	Chemours Co(b)(d)
4,360,000	6.63%, 05/15/2023		4,223,750
805,000	7.00%, 05/15/2025		780,850
	Cliffs Natural Resources Inc(d)
370,000	4.80%, 10/01/2020		175,750
170,000	4.88%, 04/01/2021		79,900
1,790,000	6.25%, 10/01/2040		787,600
1,790,000	Essar Steel Algoma Inc(b)(d)
	9.50%, 11/15/2019		1,517,025
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025		141,491
700,000	7.25%, 06/01/2028		894,663
90,000	8.88%, 05/15/2031		129,833
3,910,000	Hercules Inc
	6.50%, 06/30/2029		3,558,100
	Hexion Inc
1,000,000	9.00%, 11/15/2020		720,000
480,000	9.20%, 03/15/2021		346,800
2,220,000	7.88%, 02/15/2023		1,415,250
190,000	Methanex Corp
	5.25%, 03/01/2022		203,268
2,080,000	Newmont Mining Corp
	4.88%, 03/15/2042		1,745,309

Principal Amount(a)		Fair Value

Basic Materials — (continued)
$600,000	Rain CII Carbon LLC / CII Carbon Corp(b)(d)
	8.25%, 01/15/2021	$	583,500
	United States Steel Corp
680,000	7.50%, 03/15/2022(d)		698,700
3,070,000	6.65%, 06/01/2037		2,732,300
	Westvaco Corp
485,000	8.20%, 01/15/2030		654,109
230,000	7.95%, 02/15/2031		295,776

			46,121,262

Communications — 6.28%
	Alcatel-Lucent USA Inc
250,000	6.50%, 01/15/2028		257,500
7,545,000	6.45%, 03/15/2029		7,790,212
24,300,000	America Movil SAB de CV
	MXP, 6.45%, 12/05/2022		1,481,113
	CenturyLink Inc
860,000	7.60%, 09/15/2039		779,375
425,000	7.65%, 03/15/2042		384,625
550,000	Consolidated Communications Inc(b)
	6.50%, 10/01/2022		530,063
1,720,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	3.95%, 01/15/2025		1,686,312
	DISH DBS Corp
1,640,000	5.00%, 03/15/2023		1,517,000
390,000	5.88%, 11/15/2024		374,644
1,540,000	Eircom Finance Ltd(b)
	EUR, 9.25%, 05/15/2020		1,862,806
775,000	Embarq Corp
	8.00%, 06/01/2036		859,243
290,000	Lamar Media Corp
	5.00%, 05/01/2023		286,375
610,000	Level 3 Communications Inc
	5.75%, 12/01/2022		605,425
420,000	Level 3 Financing Inc
	7.00%, 06/01/2020		445,725
63,000	Motorola Solutions Inc
	6.63%, 11/15/2037		69,263
	Outfront Media Capital LLC / Outfront Media Capital Corp
280,000	5.25%, 02/15/2022(d)		283,500
695,000	5.88%, 03/15/2025		719,325
	Portugal Telecom International Finance
1,350,000	EUR, 5.00%, 11/04/2019		1,531,163
1,300,000	EUR, 4.50%, 06/16/2025		1,347,856
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021		161,250
1,960,000	6.88%, 07/15/2028		1,925,700
3,500,000	7.75%, 02/15/2031		3,615,938
	Qwest Corp
500,000	7.25%, 09/15/2025		570,816
2,155,000	6.88%, 09/15/2033		2,130,842
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028		4,707,640
540,000	8.75%, 03/15/2032		525,150

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Communications — (continued)
	Sprint Communications Inc
$606,000	6.00%, 12/01/2016	$	622,665
815,000	6.00%, 11/15/2022		744,706
	Sprint Corp
545,000	7.88%, 09/15/2023		531,539
215,000	7.13%, 06/15/2024		199,434
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033		512,500
940,000	6.00%, 09/30/2034		914,723
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020		246,123
200,000	GBP, 5.29%, 12/09/2022		347,255
400,000	GBP, 5.38%, 02/02/2026		691,566
525,000	7.05%, 06/20/2036		644,775
	Time Warner Cable Inc
35,000	5.88%, 11/15/2040		33,885
200,000	4.50%, 09/15/2042		163,140
1,300,000	UPC Holding BV(b)
	EUR, 6.38%, 09/15/2022		1,554,382
2,100,000	Videotron Ltd(b)
	CAD, 5.63%, 06/15/2025		1,738,090
400,000	Virgin Media Finance PLC(b)
	6.00%, 10/15/2024		406,000
4,000,000	VTR Finance BV(b)
	6.88%, 01/15/2024		4,087,400

			49,887,044

Consumer, Cyclical — 10.97%
256,581	Air Canada 2013-1 Class B Pass Through Trust(b)
	5.38%, 05/15/2021		266,844
369,505	American Airlines 2013-1 Class A Pass Through Trust
	4.00%, 07/15/2025		374,124
182,729	American Airlines 2013-1 Class B Pass Through Trust(b)
	5.63%, 01/15/2021		190,039
5,898,006	American Airlines 2013-2 Class A Pass Through Trust
	4.95%, 01/15/2023		6,266,631
7,440,000	American Airlines Group Inc(b)
	5.50%, 10/01/2019		7,495,800
421,593	Atlas Air 1998-1 Class B Pass Through Trust(e)
	7.68%, 01/02/2016		421,593
236,374	Atlas Air 1999-1 Class B Pass Through Trust(e)
	7.63%, 07/02/2016		236,374
913,951	Atlas Air 1999-1 Class C Pass Through Trust(e)(f)
	8.77%, 01/02/2011		1,197,276
138,101	Atlas Air 2000-1 Class B Pass Through Trust(e)
	9.06%, 01/02/2016		138,101
1,360,000	Beazer Homes USA Inc
	7.25%, 02/01/2023		1,319,200
13,580,000	Best Buy Co Inc
	5.00%, 08/01/2018		14,326,900

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$10,539	Continental Airlines 2000-2 Class B Pass Through Trust
	8.31%, 04/02/2018	$	11,239
199,443	Continental Airlines 2001-1 Class B Pass Through Trust
	7.37%, 12/15/2015		203,173
83,716	Continental Airlines 2012-1 Class B Pass Through Trust
	6.25%, 04/11/2020		88,320
645,000	Continental Airlines 2012-3 Class C Pass Through Trust
	6.13%, 04/29/2018		672,413
913,737	Delta Air Lines 2007-1 Class A Pass Through Trust
	6.82%, 08/10/2022		1,048,513
207,692	Delta Air Lines 2009-1 Series B Pass Through Trust
	9.75%, 12/17/2016		226,384
	Dillard’s Inc
430,000	6.63%, 01/15/2018		471,388
500,000	7.88%, 01/01/2023		593,750
1,070,000	7.75%, 07/15/2026		1,238,525
850,000	Foot Locker Inc
	8.50%, 01/15/2022		1,011,500
	Ford Motor Co
155,000	6.50%, 08/01/2018(d)		175,611
245,000	7.13%, 11/15/2025		299,324
265,000	7.50%, 08/01/2026		330,244
50,000	6.63%, 02/15/2028		59,701
755,000	6.63%, 10/01/2028		919,437
2,080,000	6.38%, 02/01/2029		2,453,805
2,035,000	7.45%, 07/16/2031		2,600,337
1,440,000	7.40%, 11/01/2046		1,906,792
1,215,000	GameStop Corp(b)
	5.50%, 10/01/2019		1,248,413
1,210,000	General Motors Financial Co Inc
	4.38%, 09/25/2021		1,255,859
2,595,000	Group 1 Automotive Inc
	5.00%, 06/01/2022		2,582,025
2,625,000	Ingram Micro Inc
	5.25%, 09/01/2017		2,808,658
3,750,000	INVISTA Finance LLC(b)
	4.25%, 10/15/2019		3,693,750
166,000	JC Penney Corp Inc
	6.38%, 10/15/2036		122,840
	K Hovnanian Enterprises Inc
445,000	7.00%, 01/15/2019(b)		402,725
680,000	8.00%, 11/01/2019(b)		629,000
45,000	5.00%, 11/01/2021		38,363
450,000	KB Home
	4.75%, 05/15/2019		446,625
	Lennar Corp
1,760,000	4.50%, 06/15/2019		1,795,200
1,330,000	4.75%, 11/15/2022		1,306,725
	New Albertsons Inc
805,000	7.75%, 06/15/2026		784,875
755,000	6.63%, 06/01/2028		641,750
4,715,000	7.45%, 08/01/2029		4,526,400
75,000	8.70%, 05/01/2030		76,125
1,285,000	8.00%, 05/01/2031		1,272,150

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$1,815,000	Newell Rubbermaid Inc
	4.00%, 12/01/2024	$	1,838,435
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033		1,012,500
3,870,000	6.00%, 02/15/2035		3,763,575
665,000	Toro Co
	6.63%, 05/01/2037		747,582
1,395,000	Toys R Us Inc(d)
	7.38%, 10/15/2018		1,028,813
	TRI Pointe Holdings Inc
415,000	4.38%, 06/15/2019		406,700
5,000	5.88%, 06/15/2024		4,900
336,141	United Airlines 2007-1 Pass Through Trust
	6.64%, 07/02/2022		360,511
87,233	United Airlines 2009-1 Pass Through Trust
	10.40%, 11/01/2016		95,084
1,065,000	United Airlines 2014-1 Class A Pass Through Trust
	4.00%, 04/11/2026		1,075,650
568,733	US Airways 2011-1 Class A Pass Through Trust
	7.13%, 10/22/2023		659,731
1,211,265	US Airways 2012-1 Class A Pass Through Trust
	5.90%, 10/01/2024		1,368,729
2,140,451	US Airways 2012-1 Class B Pass Through Trust
	8.00%, 10/01/2019		2,418,709
923,370	US Airways 2012-1 Class C Pass Through Trust
	9.13%, 10/01/2015		939,529
843,982	US Airways 2012-2 Class A Pass Through Trust
	4.63%, 06/03/2025		877,741
240,000	Wagamama Finance PLC(b)
	GBP, 7.88%, 02/01/2020		392,219

			87,165,229

Consumer, Non-cyclical — 3.87%
475,000	Avon Products Inc
	7.70%, 03/15/2043		388,312
430,000	BioScrip Inc
	8.88%, 02/15/2021		365,500
620,000	Boston Scientific Corp
	6.00%, 01/15/2020		702,074
285,000	Delhaize Group
	5.70%, 10/01/2040		289,247
970,000	DS Services of America Inc(b)
	10.00%, 09/01/2021		1,134,900
	HCA Inc
150,000	7.19%, 11/15/2015		153,000
130,000	5.88%, 03/15/2022		141,375
45,000	4.75%, 05/01/2023		45,563
1,875,000	5.88%, 05/01/2023(d)		1,992,187
395,000	7.50%, 12/15/2023		434,500
575,000	8.36%, 04/15/2024		678,500
765,000	7.69%, 06/15/2025		868,275

Principal Amount(a)		Fair Value

Consumer, Non-cyclical — (continued)
$1,115,000	7.58%, 09/15/2025	$	1,232,075
2,505,000	7.05%, 12/01/2027		2,617,725
725,000	7.50%, 11/06/2033		786,625
175,000	7.75%, 07/15/2036		186,375
285,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b)
	7.88%, 10/01/2022		284,288
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021		299,119
1,970,000	7.00%, 02/15/2022(d)		2,117,750
105,000	6.50%, 11/15/2023		108,413
1,010,000	6.00%, 04/01/2024		1,015,050
1,964,000	ServiceMaster Co
	7.00%, 08/15/2020		2,074,475
3,195,000	SUPERVALU Inc(d)
	6.75%, 06/01/2021		3,226,950
	Tenet Healthcare Corp
1,985,000	5.00%, 03/01/2019(b)		1,985,000
1,180,000	6.75%, 06/15/2023(b)		1,203,600
425,000	6.88%, 11/15/2031		393,125
	United Rentals North America Inc
445,000	7.63%, 04/15/2022		481,712
775,000	6.13%, 06/15/2023		791,469
4,850,000	5.75%, 11/15/2024		4,777,250

			30,774,434

Energy — 2.84%
1,094,637	Alta Wind Holdings LLC(b)
	7.00%, 06/30/2035		1,272,407
	Baytex Energy Corp(b)
30,000	5.13%, 06/01/2021		28,125
45,000	5.63%, 06/01/2024		41,738
2,035,000	Bellatrix Exploration Ltd(b)
	8.50%, 05/15/2020		1,907,812
	California Resources Corp
205,000	5.00%, 01/15/2020(d)		180,400
3,395,000	5.50%, 09/15/2021(d)		2,954,329
450,000	6.00%, 11/15/2024		387,000
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020		34,125
35,000	6.88%, 11/15/2020		34,125
20,000	4.88%, 04/15/2022		17,350
	Continental Resources Inc
45,000	4.50%, 04/15/2023		43,389
600,000	3.80%, 06/01/2024(d)		547,679
395,000	DCP Midstream LLC(b)
	6.45%, 11/03/2036		378,566
500,000	EQT Corp
	8.13%, 06/01/2019		585,266
860,000	FTS International Inc
	6.25%, 05/01/2022		632,100
200,000	Global Marine Inc(d)
	7.00%, 06/01/2028		148,000
760,000	Halcon Resources Corp(d)
	8.88%, 05/15/2021		499,700
	Hercules Offshore Inc(b)
3,425,000	8.75%, 07/15/2021		1,181,625
635,000	7.50%, 10/01/2021		219,075

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Energy — (continued)
$600,000	IFM US Colonial Pipeline 2 LLC(b)
	6.45%, 05/01/2021	$	649,762
250,000	Kinder Morgan Inc
	7.80%, 08/01/2031		285,522
2,700,000	Newfield Exploration Co
	5.63%, 07/01/2024		2,727,000
	Paragon Offshore PLC(b)
741,000	6.75%, 07/15/2022		244,530
1,714,000	7.25%, 08/15/2024		557,050
1,075,000	Petrobras Global Finance BV
	5.63%, 05/20/2043		830,868
2,135,000	Precision Drilling Corp
	5.25%, 11/15/2024		1,857,450
275,000	Range Resources Corp
	5.00%, 08/15/2022		269,500
295,000	SandRidge Energy Inc
	7.50%, 02/15/2023		124,697
3,205,000	Sidewinder Drilling Inc(b)
	9.75%, 11/15/2019		2,019,150
	Transocean Inc(d)
370,000	6.38%, 12/15/2021		333,000
1,090,000	3.80%, 10/15/2022		820,225
700,000	Western Refining Logistics LP / WNRL Finance Corp(b)
	7.50%, 02/15/2023		721,000

			22,532,565

Financial — 16.27%
100,000	AGFC Capital Trust I(b)(c)
	6.00%, 01/15/2067		74,500
	Ally Financial Inc
255,000	3.13%, 01/15/2016		255,956
552,000	8.00%, 12/31/2018		616,170
1,500,000	3.50%, 01/27/2019		1,488,750
3,770,000	5.13%, 09/30/2024		3,779,425
869,000	8.00%, 11/01/2031		1,040,627
	American International Group Inc
145,000	5.85%, 01/16/2018		159,861
60,000	4.88%, 06/01/2022		65,815
75,000	4.13%, 02/15/2024		77,826
1,000,000	Associates Corp of North America
	6.95%, 11/01/2018		1,150,484
	Bank of America Corp
50,000	EUR, 0.54%, 09/14/2018(c)		54,879
800,000	5.49%, 03/15/2019		876,124
1,724,000	7.63%, 06/01/2019		2,045,831
800,000	3.30%, 01/11/2023		787,870
450,000	4.25%, 10/22/2026		440,821
1,900,000	6.11%, 01/29/2037		2,129,554
3,110,000,000	Barclays Bank PLC
	KRW, 3.68%, 08/20/2015		2,795,640
850,000	Camden Property Trust
	5.70%, 05/15/2017		911,849
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017		2,847,489
100,000	EUR, 1.26%, 11/30/2017(c)		111,195
5,925,000	3.50%, 05/15/2023(d)		5,784,749

Principal Amount(a)		Fair Value

Financial — (continued)
$3,894,994	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(b)
	6.13%, 11/30/2019	$	4,128,694
13,000	Duke Realty LP
	5.95%, 02/15/2017		13,926
2,125,000	Fidelity National Financial Inc
	5.50%, 09/01/2022		2,235,489
1,900,000	Forethought Financial Group Inc(b)
	8.63%, 04/15/2021		2,191,422
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015		3,583,765
400,000	NZD, 6.75%, 09/26/2016		281,547
680,000	NZD, 5.50%, 02/01/2017		474,599
	Genworth Holdings Inc
1,005,000	4.90%, 08/15/2023		889,737
415,000	4.80%, 02/15/2024		362,087
450,000	6.50%, 06/15/2034		405,000
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(g)		6,865,836
1,600,000	6.75%, 10/01/2037		1,876,717
1,560,000	Hanover Insurance Group Inc
	6.38%, 06/15/2021		1,801,491
2,520,000	HBOS PLC(b)
	6.75%, 05/21/2018		2,794,058
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017		2,818,438
2,200,000	7.50%, 04/15/2018		2,512,374
	International Lease Finance Corp
295,000	6.25%, 05/15/2019		318,969
290,000	8.25%, 12/15/2020		344,375
1,105,000	4.63%, 04/15/2021		1,116,050
1,385,000	5.88%, 08/15/2022		1,495,800
	iStar Financial Inc
115,000	3.88%, 07/01/2016		115,426
110,000	5.85%, 03/15/2017		112,888
575,000	7.13%, 02/15/2018		598,690
350,000	4.88%, 07/01/2018		344,312
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b)
	6.88%, 04/15/2022		336,375
	Jefferies Group LLC
375,000	3.88%, 11/09/2015		378,154
265,000	5.13%, 04/13/2018		281,400
975,000	6.88%, 04/15/2021		1,116,000
1,165,000	5.13%, 01/20/2023		1,202,711
705,000	6.45%, 06/08/2027		765,442
1,140,000	6.25%, 01/15/2036		1,130,427
1,335,000	JPMorgan Chase & Co
	NZD, 4.25%, 11/02/2018		912,220
1,000,000	KeyCorp Capital III
	7.75%, 07/15/2029		1,228,929
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
	7.38%, 10/01/2017		594,225
2,115,000	Lloyds Bank PLC(b)
	6.50%, 09/14/2020		2,437,760
600,000	MBIA Insurance Corp(b)(c)
	11.54%, 01/15/2033		285,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Financial — (continued)
$245,000	MetLife Capital Trust X(b)
	9.25%, 04/08/2038	$	344,225
1,355,000	MetLife Inc
	10.75%, 08/01/2039		2,195,100
	Morgan Stanley
100,000	0.76%, 10/15/2015(c)		100,082
1,700,000	AUD, 7.63%, 03/03/2016		1,351,848
300,000	0.73%, 10/18/2016(c)		299,615
1,025,000	AUD, 4.75%, 11/16/2018		817,106
435,000	5.75%, 01/25/2021		495,602
2,225,000	CAD, 3.13%, 08/05/2021		1,828,882
570,000	3.75%, 02/25/2023		576,350
11,545,000	4.10%, 05/22/2023		11,566,578
3,895,000	4.35%, 09/08/2026		3,816,633
3,005,000	Mutual of Omaha Insurance Co(b)
	6.80%, 06/15/2036		3,736,639
	Navient Corp
100,000	4.63%, 09/25/2017		101,625
2,175,000	8.45%, 06/15/2018		2,417,077
345,000	5.50%, 01/15/2019		351,769
1,015,000	4.88%, 06/17/2019		1,004,850
190,000	5.50%, 01/25/2023		180,500
1,035,000	6.13%, 03/25/2024		991,012
195,000	5.88%, 10/25/2024		183,300
3,035,000	5.63%, 08/01/2033		2,458,350
2,120,000	Old Republic International Corp
	4.88%, 10/01/2024		2,193,259
535,000	Penn Mutual Life Insurance Co(b)
	6.65%, 06/15/2034		626,060
1,060,000	Quicken Loans Inc(b)
	5.75%, 05/01/2025		1,014,950
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%,Perpetual(h)		77,649
905,000	EUR, 5.50%,Perpetual(h)		1,006,419
620,000	6.10%, 06/10/2023		659,207
1,185,000	6.00%, 12/19/2023		1,254,834
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017		57,903
400,000	EUR, 6.93%, 04/09/2018		499,499
50,000	EUR, 4.63%, 09/22/2021(c)		57,009
100,000	Santander Central Hispano Issuances Ltd
	7.25%, 11/01/2015		101,658
300,000	Santander Issuances SAU(b)
	5.91%, 06/20/2016		311,360
1,700,000	Societe Generale SA(b)(c)(d)(h)
	5.92%, Perpetual		1,740,375
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017		943,875
825,000	5.25%, 12/15/2019		813,656
2,545,000	6.00%, 06/01/2020		2,573,504
2,055,000	7.75%, 10/01/2021		2,229,675
825,000	8.25%, 10/01/2023		930,187
	XLIT Ltd
575,000	6.38%, 11/15/2024		677,675
725,000	6.25%, 05/15/2027		847,739

			129,279,384

Principal Amount(a)		Fair Value

Industrial — 4.07%
	AECOM Technology Corp(b)
$215,000	5.75%, 10/15/2022	$	217,688
225,000	5.88%, 10/15/2024		228,094
159,000	Agilent Technologies Inc
	6.50%, 11/01/2017		175,553
1,650,000	APL Ltd
	8.00%, 01/15/2024		1,386,000
2,390,000	Atrium Windows & Doors Inc(b)
	7.75%, 05/01/2019		1,935,900
950,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc(b)
	6.00%, 06/15/2017		950,000
	Bombardier Inc(b)
6,985,000	6.00%, 10/15/2022(d)		6,199,187
1,550,000	CAD, 7.35%, 12/22/2026		1,216,173
425,000	Cleaver-Brooks Inc(b)
	8.75%, 12/15/2019		418,625
950,000	Corning Inc
	7.25%, 08/15/2036		1,197,957
248,000	Emeco Property Ltd(b)
	9.88%, 03/15/2019		181,040
3,500,000	Hellenic Railways Organization SA(c)
	EUR, 0.25%, 05/24/2016		2,341,189
	Masco Corp
1,000,000	7.75%, 08/01/2029		1,155,000
1,620,000	6.50%, 08/15/2032		1,709,100
1,025,000	Meccanica Holdings USA Inc(b)
	6.25%, 01/15/2040		984,000
386,000	Missouri Pacific Railroad Co
	5.00%, 01/01/2045		360,003
865,000	Owens Corning
	7.00%, 12/01/2036		988,252
3,930,000	Rock-Tenn Co
	4.00%, 03/01/2023		3,995,155
	Sealed Air Corp(b)
105,000	4.88%, 12/01/2022		103,425
2,245,000	5.50%, 09/15/2025(d)		2,261,837
	TransDigm Inc
2,200,000	7.50%, 07/15/2021		2,365,000
837,000	6.50%, 07/15/2024		826,538
780,000	6.50%, 05/15/2025(b)		772,200
375,000	Transfield Services Ltd(b)
	8.38%, 05/15/2020		399,375

			32,367,291

Technology — 0.75%
655,000	Advanced Micro Devices Inc
	7.00%, 07/01/2024		553,475
2,445,000	Amkor Technology Inc
	6.38%, 10/01/2022		2,475,562
	First Data Corp
1,057,000	11.25%, 01/15/2021		1,173,270
516,000	10.63%, 06/15/2021		571,470

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Technology — (continued)
$1,053,000	11.75%, 08/15/2021	$	1,184,625

			5,958,402

Utilities — 1.13%
2,005,000	AES Corp
	4.88%, 05/15/2023		1,884,700
1,062,340	Bruce Mansfield Unit 1 2007 Pass Through Trust
	6.85%, 06/01/2034		1,076,640
1,587,000	DPL Inc(b)
	6.75%, 10/01/2019		1,686,188
2,210,000	EDP Finance BV(b)
	4.13%, 01/15/2020		2,231,450
1,900,000	Enel Finance International NV(b)
	6.00%, 10/07/2039		2,109,809

			8,988,787

TOTAL CORPORATE BONDS AND NOTES — 51.99% (Cost $400,213,100)		$	413,074,398

CONVERTIBLE BONDS
Basic Materials — 0.03%
215,000	RPM International Inc(d)
	2.25%, 12/15/2020		250,206

Communications — 1.19%
1,608,000	Alcatel-Lucent
	EUR, 0.13%, 01/30/2020		2,001,735
	Ciena Corp
3,825,000	0.88%, 06/15/2017(d)		3,839,344
1,045,000	3.75%, 10/15/2018(b)		1,422,506
1,140,000	JDS Uniphase Corp
	0.63%, 08/15/2033		1,119,337
58,458	Liberty Interactive LLC
	3.50%, 01/15/2031		30,179
1,065,000	Priceline Group Inc(b)(d)
	0.90%, 09/15/2021		1,015,744

			9,428,845

Consumer, Cyclical — 0.10%
780,000	KB Home
	1.38%, 02/01/2019		759,038

Consumer, Non-cyclical — 0.07%
160,000	Hologic Inc(d)(i)
	2.00%, 03/01/2042		211,000
95,000	Omnicare Inc
	3.75%, 12/15/2025		336,359

			547,359

Energy — 1.12%
	Chesapeake Energy Corp
375,000	2.75%, 11/15/2035(d)		371,250
3,265,000	2.50%, 05/15/2037		3,093,588

Principal Amount(a)		Fair Value

Energy — (continued)
$6,250,000	2.25%, 12/15/2038	$	5,421,875

			8,886,713

Financial — 0.29%
195,000	Jefferies Group LLC
	3.88%, 11/01/2029		199,022
1,810,000	Old Republic International Corp
	3.75%, 03/15/2018		2,136,931

			2,335,953

Industrial — 0.01%
95,000	Trinity Industries Inc
	3.88%, 06/01/2036		120,234

Technology — 2.44%
515,000	Brocade Communications Systems Inc(b)(d)
	1.38%, 01/01/2020		535,600
	Intel Corp
4,565,000	2.95%, 12/15/2035		5,492,266
6,090,000	3.25%, 08/01/2039		9,264,412
3,497,000	Nuance Communications Inc
	1.50%, 11/01/2035		3,612,838
490,000	Rovi Corp(b)(d)
	0.50%, 03/01/2020		447,738

			19,352,854

TOTAL CONVERTIBLE BONDS — 5.25% (Cost $36,084,904)		$	41,681,202

FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
3,625,000	CAD, 3.00%, 12/01/2015		2,931,258
13,981,000	CAD, 1.25%, 02/01/2016		11,237,858
35,340,000	CAD, 0.25%, 05/01/2017		28,189,946
8,945,000	CAD, 1.25%, 09/01/2018		7,333,468
17,325,000	Inter-American Development Bank
	NZD, 6.00%, 12/15/2017		12,489,981
	Mexican Bonos
835,000(j)	MXP, 6.50%, 06/10/2021		5,531,926
845,500(j)	MXP, 8.00%, 12/07/2023		6,078,773
1,145,000(j)	MXP, 10.00%, 12/05/2024		9,327,916
335,000(j)	MXP, 7.50%, 06/03/2027		2,341,449
85,000(j)	MXP, 8.50%, 05/31/2029		644,310
115,000(j)	MXP, 7.75%, 05/29/2031		816,000
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018		7,405,430
10,505,000	AUD, 3.50%, 03/20/2019		8,415,517
12,670,000	New Zealand Government Bond
	NZD, 5.00%, 03/15/2019		9,201,408
	Norway Government Bond
34,725,000	NOK, 4.25%, 05/19/2017		4,713,958
9,545,000	NOK, 4.50%, 05/22/2019		1,379,076
6,650,000	NOK, 3.75%, 05/25/2021		960,514

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
$6,700,000	Portugal Government International Bond(b)
	5.13%, 10/15/2024	$6,834,536
656,378	Province of Alberta Canada
	CAD, 5.93%, 09/16/2016	544,662

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 15.91% (Cost $140,049,083)		$126,377,986

MUNICIPAL BONDS AND NOTES
1,645,000	Michigan Tobacco Settlement Finance Authority
	7.31%, 06/01/2034	1,392,937
1,495,000	State of Illinois
	5.52%, 04/01/2038	1,302,384
4,410,000	Tobacco Settlement Financing Corp
	6.71%, 06/01/2046	3,226,268

TOTAL MUNICIPAL BONDS AND NOTES — 0.75% (Cost $7,536,440)		$5,921,589

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
100,000,000	0.25%, 09/30/2015	100,031,200
4,845,000	0.38%, 11/15/2015	4,850,300
5,465,000	0.25%, 12/15/2015	5,468,416
23,310,000	0.25%, 02/29/2016	23,322,751
4,130,000	2.50%, 02/15/2045(d)	3,634,730
20,545,000	3.00%, 05/15/2045	20,134,100

TOTAL U.S. TREASURY BONDS AND NOTES — 19.82% (Cost $157,092,829)		$157,441,497

Shares

COMMON STOCK
Basic Materials — 0.35%
24,137	PPG Industries Inc	2,768,997

Communications — 0.08%
11,481	Level 3 Communications Inc (k)	604,704

Consumer, Cyclical — 0.32%
172,110	Ford Motor Co	2,583,371

Energy — 0.06%
42,007	Chesapeake Energy Corp (d)	469,218
7,561	SandRidge Energy Inc (d)(k)	6,631

		475,849

Industrial — 0.20%
51,679	Corning Inc	1,019,627

Shares		Fair Value

Industrial — (continued)
26,029	Owens-Illinois Inc (k)	$597,105

		1,616,732

TOTAL COMMON STOCK — 1.01% (Cost $5,656,404)		$8,049,653

CONVERTIBLE PREFERRED STOCK
Energy — 0.03%
240	Chesapeake Energy Corp, 5.75%(b)	167,550
3,999	SandRidge Energy Inc, 7.00%	84,979

		252,529

Financial — 0.46%
976	Crown Castle International Corp, 4.50%	100,723
35,349	FelCor Lodging Trust Inc Series A, 1.95%	895,878
51,187	Weyerhaeuser Co Series A, 6.38%	2,660,127

		3,656,728

Industrial — 0.19%
12,500	Stanley Black & Decker Inc Series A, 6.25%(d)	1,490,625

Utilities — 0.04%
6,004	AES Trust III Series A, 6.75%	306,016

TOTAL CONVERTIBLE PREFERRED STOCK — 0.72% (Cost $5,659,282)		$5,705,898

PREFERRED STOCK
Basic Materials — 0.43%
36,810	Alcoa Inc (d)	1,475,853
112,340	ArcelorMittal	1,751,807
43,325	Cliffs Natural Resources Inc (d)	192,796

		3,420,456

Energy — 0.31%
9,974	Chesapeake Energy Corp (d)	793,896
30,000	El Paso Energy Capital Trust I	1,673,436

		2,467,332

Financial — 0.42%
920	Ally Financial Inc (b)	929,631
1,484	Bank of America Corp	1,676,920
3,200	Health Care REIT Inc	191,200
267	iStar Financial Inc	15,217

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
10,955	SLM Corp	$	545,011

			3,357,979

Utilities — 0.12%
25,000	Southern California Edison Co		609,250
3,600	Union Electric Co		340,200

			949,450

TOTAL PREFERRED STOCK — 1.28% (Cost $10,206,170)		$	10,195,217

Principal Amount(a)

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.92%
$14,262,000	Federal Home Loan Bank
	0.02%, 07/10/2015		14,261,929
988,000	Federal Home Loan Mortgage Corp
	0.01%, 07/01/2015		988,000

			15,249,929

Repurchase Agreements — 5.88%
2,334,125	Undivided interest of 12.01% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $2,334,125 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (l)		2,334,125

11,087,719	Undivided interest of 13.03% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $11,087,719 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (l)		11,087,719

Principal Amount(a)		Fair Value

Repurchase Agreements — (continued)
$11,087,719	Undivided interest of 13.03% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $11,087,719 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (l)	$	11,087,719

11,087,719	Undivided interest of 29.17% in a repurchase agreement (principal amount/value $38,013,228 with a maturity value of $38,013,376) with Merrill Lynch, Pierce, Fenner & Smith, 0.14%, dated 6/30/15 to be repurchased at $11,087,719 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.18% - 6.00%, 6/1/25 - 6/20/61, with a value of $38,773,492. (l)		11,087,719

11,087,719	Undivided interest of 45.93% in a repurchase agreement (principal amount/value $24,141,946 with a maturity value of $24,142,006) with Morgan Stanley & Co LLC, 0.09%, dated 6/30/15 to be repurchased at $11,087,719 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.75% - 9.50%, 2/16/16 - 5/1/45, with a value of $24,624,785. (l)		11,087,719

			46,685,001

TOTAL SHORT TERM INVESTMENTS — 7.80% (Cost $61,934,930)		$	61,934,930

TOTAL INVESTMENTS — 104.79% (Cost $826,713,638)		$	832,487,968

OTHER ASSETS & LIABILITIES, NET — (4.79)%		$	(38,021,776)

TOTAL NET ASSETS — 100.00%		$	794,466,192

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2015, the aggregate cost and fair value of 144A securities was $107,243,283 and $103,703,926, respectively, representing 13.05% of net assets.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.
(d)	All or a portion of the security is on loan at June 30, 2015.
(e)	Security is fair valued under procedures adopted by the Board of Directors.
(f)

Security in default; some interest payments received during the last 12 months. At June 30, 2015, the aggregate cost and fair value of such securities was $913,951 and $1,197,276, respectively, representing 0.15% of net assets.

(g)	Restricted security; further details of these securities are included in a subsequent table.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2015. Maturity date disclosed represents final maturity date.

(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.

At June 30, 2015, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Goldman Sachs Group Inc	3.55%	02/12/2021	02/05/2014	$7,334,827	$6,865,836	0.86%

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West Loomis Sayles Bond Fund

ASSETS:
Investments in securities, fair value (including $45,567,125 of securities on loan)(a)	$785,802,967
Repurchase agreements, fair value(b)	46,685,001
Cash	902,411
Cash denominated in foreign currencies, fair value(c)	3,243,374
Subscriptions receivable	552,374
Receivable for investments sold	439,270
Dividends and interest receivable	7,455,243

Total Assets	845,080,640

LIABILITIES:
Payable to investment adviser	387,696
Payable for administrative services fees	118,976
Payable upon return of securities loaned	46,685,001
Redemptions payable	2,690,158
Payable for investments purchased	732,617

Total Liabilities	50,614,448

NET ASSETS	$794,466,192

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,264,521
Paid-in capital in excess of par	777,899,374
Net unrealized appreciation	5,720,090
Undistributed net investment income	1,061,936
Accumulated net realized gain	2,520,271

NET ASSETS	$794,466,192

NET ASSETS BY CLASS
Initial Class	$375,192,089

Institutional Class	$419,274,103

CAPITAL STOCK:
Authorized
Initial Class	80,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	29,177,428
Institutional Class	43,467,786

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$12.86

Institutional Class	$9.65

(a) Cost of investments	$780,028,637
(b) Cost of repurchase agreements	$46,685,001
(c) Cost of cash denominated in foreign currencies	$3,297,614

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West Loomis Sayles Bond Fund

INVESTMENT INCOME:
Interest	$16,364,763
Income from securities lending	159,028
Dividends	655,090

Total Income	17,178,881

EXPENSES:
Management fees	3,083,871
Administrative services fees - Initial Class	229,931

Total Expenses	3,313,802

NET INVESTMENT INCOME	13,865,079

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(2,018,780)
Net change in unrealized depreciation on investments and foreign currency translations	(20,947,098)

Net Realized and Unrealized Loss	(22,965,878)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,100,799)

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Loomis Sayles Bond Fund

OPERATIONS:
Net investment income	$13,865,079	$27,816,444
Net realized gain (loss)	(2,018,780)	30,427,359
Net change in unrealized depreciation	(20,947,098)	(32,006,596)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,100,799)	26,237,207

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,795,203)	(29,502,136)
Institutional Class	(6,845,560)	N/A

From net investment income	(12,640,763)	(29,502,136)

From net realized gains
Initial Class	–	(26,292,787)

From net realized gains	0	(26,292,787)

Total Distributions	(12,640,763)	(55,794,923)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	103,534,613	238,250,548
Institutional Class	442,620,120	N/A
Shares issued in reinvestment of distributions
Initial Class	5,795,203	55,794,923
Institutional Class	6,845,560	N/A
Shares redeemed
Initial Class	(507,838,087)	(237,333,568)
Institutional Class	(15,221,721)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	35,735,688	56,711,903

Total Increase in Net Assets	13,994,126	27,154,187

NET ASSETS:
Beginning of period	780,472,066	753,317,879

End of period(a)	$794,466,192	$780,472,066

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	7,847,544	16,902,782
Institutional Class	44,315,663	N/A
Shares issued in reinvestment of distributions
Initial Class	447,161	4,144,440
Institutional Class	704,276	N/A
Shares redeemed
Initial Class	(38,244,070)	(16,843,814)
Institutional Class	(1,552,153)	–

Net Increase	13,518,421	4,203,408

(a) Including undistributed and (overdistributed) net investment income:	$1,061,936	$(162,380)

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Loomis Sayles Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$13.20		$13.72		$13.28		$12.08		$12.28	$11.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	(a)	0.50	(a)	0.55	(a)	0.67	(a)	0.72	0.81
Net realized and unrealized gain (loss)	(0.37)		(0.02)		0.50		1.25		(0.17)	0.65

Total From Investment Operations	(0.14)		0.48		1.05		1.92		0.55	1.46

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.53)		(0.47)		(0.64)		(0.75)	(0.82)
From net realized gains	–		(0.47)		(0.14)		(0.08)		–	–

Total Distributions	(0.20)		(1.00)		(0.61)		(0.72)		(0.75)	(0.82)

NET ASSET VALUE, END OF PERIOD	$12.86		$13.20		$13.72		$13.28		$12.08	$12.28

TOTAL RETURN(b)	(1.10%)	(c)	3.45%		8.04%		16.03%		4.43%	12.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$375,192		$780,472		$753,318		$436,750		$345,032	$357,111
Ratio of expenses to average net assets	0.90%	(d)	0.90%		0.90%		0.90%		0.90%	0.90%
Ratio of net investment income to average net assets	3.45%	(d)	3.56%		4.01%		5.16%		5.11%	5.44%
Portfolio turnover rate(e)	10%	(c)	21%		20%		20%		20%	21%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Loomis Sayles Bond Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized loss	(0.25)

Total From Investment Operations	(0.19)

LESS DISTRIBUTIONS:
From net investment income	(0.16)

Total Distributions	(0.16)

NET ASSETS VALUE, END OF PERIOD	$9.65

TOTAL RETURN(c)	(1.88%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$419,274
Ratio of expenses to average net assets	0.55%	(e)
Ratio of net investment income to average net assets	3.81%	(e)
Portfolio turnover rate(f)	10%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not

Semi-Annual Report - June 30, 2015

available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Semi-Annual Report - June 30, 2015

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Asset-Backed Securities	$	—	$	2,105,598	$	—	$	2,105,598
Corporate Bonds and Notes		—		411,081,054		1,993,344		413,074,398
Convertible Bonds		—		41,681,202		—		41,681,202
Foreign Government Bonds and Notes		—		126,377,986		—		126,377,986
Municipal Bonds and Notes		—		5,921,589		—		5,921,589
U.S. Treasury Bonds and Notes		—		157,441,497		—		157,441,497
Common Stock		8,049,653		—		—		8,049,653
Convertible Preferred Stock		100,723		5,605,175		—		5,705,898
Preferred Stock		1,687,257		8,507,960		—		10,195,217
Short Term Investments		—		61,934,930		—		61,934,930

Total Assets	$	9,837,633	$	820,656,991	$	1,993,344	$	832,487,968

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability

Semi-Annual Report - June 30, 2015

to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments and foreign currency reclassifications.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$	826,760,271

Gross unrealized appreciation on investments		43,619,555
Gross unrealized depreciation on investments		(37,891,858)

Net unrealized appreciation on investments	$	5,727,697

Semi-Annual Report - June 30, 2015

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.55% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.90% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $82,803,406 and $73,078,181, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $23,503,181 and $30,000, respectively.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the

Semi-Annual Report - June 30, 2015

risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $45,567,125 and received collateral of $46,685,001 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of June 30, 2015. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Securities lending transactions	Total(a)
Corporate Bonds and Notes	$36,137,052
Convertible Bonds	4,021,725
U.S. Treasury Bonds and Notes	1,771,146
Common Stock	464,905
Convertible Preferred	1,450,613
Preferred Stock	1,721,684

Total secured borrowings	$45,567,125

(a) The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Loomis Sayles Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and a peer group of funds.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the second, first, first and first quartiles of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2014, the Fund outperformed its benchmark index for the three-, five- and ten- year periods ended December 31, 2014. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee was the highest compared to the contractual management fees of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the average and median contractual management fees of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the median and average management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)   (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015